COMMITMENTS AND CONTINGENCIES - Schedule of Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022
Assets
Operating lease right-of-use assets	$ 6,099	$ 4,400
Liabilities
Operating lease liability, current	1,948
Operating lease liability, non-current	4,438
Total lease liabilities	$ 6,386	$ 4,500
Weighted Average Lease Term (in years)
Operating Leases	3 years 4 months 17 days
Weighted Average Discount Rate
Operating Leases	5.69%